Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Cash and cash equivalents	$ 833,841,000	$ 416,763,000	$ 256,077,000
Disclosure of financial liabilities [line items]
Long-term debt	2,363,372,000	1,768,853,000
Carrying amount
Lease obligations	722,234,000	718,505,000	$ 652,642,000
Long-term debt	2,363,372,000	1,768,853,000
Cash flow hedges	180,798,000	195,124,000
Financial liabilities	3,044,800,000	2,370,617,000
Contractual cash flows
Cash flow hedges	214,622,000	244,304,000
1 year or less
Contractual cash flows
Cash flow hedges	15,047,000	17,620,000
1-3 years
Contractual cash flows
Cash flow hedges	44,841,000	45,432,000
3-5 years
Contractual cash flows
Cash flow hedges	63,002,000	56,887,000
More than 5 years
Contractual cash flows
Cash flow hedges	91,732,000	124,365,000
Liquidity risk
Disclosure of financial liabilities [line items]
Long-term debt	2,363,372,000
Carrying amount
Trade and other payables	485,545,000
Lease obligations	722,234,000
Long-term debt	2,363,372,000
Cash flow hedges	181,372,000
Financial liabilities	3,752,523,000
Contractual cash flows
Trade and other payables	485,545,000
Lease obligations	982,387,000
Long-term debt	3,509,538,000
Cash flow hedges	214,622,000
Financial liabilities	5,192,092,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	485,545,000
Lease obligations	142,096,000
Long-term debt	158,063,000
Cash flow hedges	15,047,000
Financial liabilities	800,751,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	228,493,000
Long-term debt	274,599,000
Cash flow hedges	44,841,000
Financial liabilities	547,933,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	192,342,000
Long-term debt	708,577,000
Cash flow hedges	63,002,000
Financial liabilities	963,921,000
Liquidity risk | More than 5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	419,456,000
Long-term debt	2,368,299,000
Cash flow hedges	91,732,000
Financial liabilities	2,879,487,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facilities	300,000,000	300,000,000
Construction facilities
Disclosure of financial liabilities [line items]
Undrawn credit facilities	627,000,000	$ 800,000,000
Long-term debt	173,000,000
Carrying amount
Long-term debt	$ 173,000,000